STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 039	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Company	$ 726,757
Participant	887,098
Total contributions	1,613,855
Change in Plan's interest in Master Trust	2,301,872
Interest income on notes receivable from participants	51,550
Benefits paid to participants	(1,747,631)
Administrative expenses	(18,245)
Net increase before net transfers to other plan	2,201,401
Net transfers to other plan	(4,422)
Net increase	2,196,979
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	19,742,688
End of year	$ 21,939,667